Consolidated Balance Sheet ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,431,317	$ 224,605	¥ 1,895,308
Restricted cash	7,795	1,223	29,898
Short-term investments	63,757	10,005	362,132
Accounts receivable (net of allowances of RMB24,215 and RMB39,166 (US$6,146) as of December 31, 2020 and 2021, respectively)	92,197	14,468	88,218
Contract assets (net of allowances of RMB3,497 and RMB14,478 (US$2,272) as of December 31, 2020 and 2021, respectively)	42,391	6,652	22,534
Amounts due from related parties	0	0	212
Inventories, net	123,210	19,335	68,021
Prepayments and other current assets	60,279	9,460	57,329
Total current assets	1,820,946	285,748	2,523,652
Non-current assets:
Equity method investment	910	143	1,417
Property and equipment, net	325,438	51,068	111,481
Intangible assets, net	5,150	808	3,457
Operating right-of-use assets	81,007	12,712	0
Other non-current assets	45,136	7,083	23,021
Total non-current assets	457,641	71,814	139,376
TOTAL ASSETS	2,278,587	357,562	2,663,028
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB169,116 and RMB279,601 (US$43,874) as of December 31, 2020 and 2021, respectively):
Accounts payable	63,080	9,899	35,482
Deferred revenue	142,871	22,420	74,402
Capital lease obligations, current	0	0	4,816
Accrued liabilities and other current liabilities	127,892	20,070	83,648
Customer deposits	972	153	1,120
Short-term borrowings	2,370	372	7,370
Current portion of long-term borrowings	0	0	34,695
Current portion of operating lease liabilities	34,999	5,492	0
Total current liabilities	372,184	58,406	241,533
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB263 and RMB38,232 (US$6,000) as of December 31, 2020 and 2021, respectively):
Deferred government grants	0	0	263
Other non-current liabilities	11,776	1,848	228
Non-current portion of operating lease liabilities	49,316	7,739	0
Total non-current liabilities	61,092	9,587	491
TOTAL LIABILITIES	433,276	67,993	242,024
Shareholders' (deficit) equity:
Additional paid-in capital	4,280,956	671,775	4,006,616
Accumulated deficits	(2,228,713)	(349,733)	(1,418,160)
Accumulated other comprehensive loss	(207,069)	(32,494)	(167,589)
Total shareholders' (deficit) equity	1,845,311	289,569	2,421,004
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	2,278,587	357,562	2,663,028
Common Class A [Member]
Shareholders' (deficit) equity:
Ordinary shares	116	18	116
Common Class B [Member]
Shareholders' (deficit) equity:
Ordinary shares	¥ 21	$ 3	¥ 21